Earnings (Loss) Per Share (Tables)	6 Months Ended
Jun. 30, 2024
Earnings Per Share [Abstract]
Schedule of Computation of Basic and Diluted Net (Loss) Profit per Share
The following table sets forth the computation of the Company’s basic and diluted net (loss) income per share:

	Three Months Ended June 30,	Six Months Ended June 30,
	2024	2024
Numerator:
Net loss	$(27,854)	$(60,844)
Less: Net loss attributable to redeemable noncontrolling interest	(20,501)	(42,200)
Less: Net loss attributable to noncontrolling interest	(2,200)	(7,650)
Add: Series A Preferred Dividends	(972)	(1,257)
Basic Net loss attributable to common stockholders	$(6,125)	$(12,251)

Denominator:
Weighted Average Class A Common Stock outstanding	17,899,501	17,409,942
Weighted Average Class A Common Stock issuable under Penny Warrants	1,270,241	827,790
Weighted Average Shares Outstanding - basic	19,169,742	18,237,732

Basic and Diluted Earnings (Loss) Per Share
Basic	$(0.32)	$(0.67)
Diluted	$(0.32)	$(0.67)

Schedule of Antidilutive Securities Excluded from Computation of Earnings Per Share
The following table summarizes potentially dilutive outstanding securities for the three and six months ended June 30, 2024 which were excluded from the calculation of diluted EPS, because their effect would have been anti-dilutive:

Public warrants	2,519,869
Private Placement Warrants	4,333,333
Penny Warrants	1,270,154
Total anti-dilutive features	8,123,356